Expense Example - Hartford Alpha Capture Growth ETF - Hartford Alpha Capture Growth ETF	May 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	$ 152